SHORTTERM CONVERTIBLE DEBT (Details 1) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Convertible Notes In Default	$ 0	$ 1,930
Auctus [Member]
Convertible Notes In Default	0	40
GPB
Convertible Notes In Default	0	1,709
GHS [Member]
Convertible Notes In Default	$ 0	$ 181